28. SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Sharebased Compensation Plans Information Abstract
Schedule of stock options granted and weighted average fair value

The stock options granted in the current and prior years, and their weighted average fair value were as follows:

	2017	2016	2015
Number of stock options granted	—	—	418,606
Weighted average fair value of options granted	$—	$—	$14.80

Schedule of movement in number of stock options outstanding and weighted average exercise price

The movement in the number of stock options outstanding and their weighted average exercise price were as follows:

	Time vesting option plans		Performance vesting option plans
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at December 31, 2015 and January 1, 2016	3,763,671	$23.65	1,825,324	$19.38
Granted	—		—
Forfeited	(143,440)		(32,684)
Exercised (Note 25)	(86,116)		(92,526)
Repurchased	(857,096)		(396,381)
Expired	—		—
Outstanding at December 31, 2016 and January 1, 2017	2,677,019	$24.54	1,303,733	$20.16
Granted	—		—
Forfeited	(15,507)		(17,638)
Exercised (Note 25)	(3,150)		(3,850)
Exchanged	805,835		(805,835)
Expired	—		—
Outstanding at December 31, 2017	3,464,197	$24.85	476,410	$11.07

Schedule of quantity of stock options exercisable and weighted average remaining life

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

As at December 31,	2017	2016
Time vesting option plans	2,612,679	1,779,707
Performance vesting option plans	476,413	582,854
Weighted average remaining life	4 years	6 years

Schedule of share-based compensation expense	The share-based compensation expense included in the consolidated statements of income (loss) was as follows:
Years ended December 31,	2017	2016	2015
Operating expenses	$2,856	$5,770	$5,369

Schedule of weighted-average assumptions used to determine share-based compensation expense using Black-Scholes option pricing model

The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:

	2017	2016	2015
Dividend yield	—%	—%	—%
Expected volatility	24.6%	24.6%	24.6%
Risk-free interest rate	1.83%	1.83%	1.81%
Expected life (years)	10	10	10